Other intangible assets	12 Months Ended
Dec. 31, 2021
Disclosure Of Intangible Assets [Abstract]
Other intangible assets
14.	Other intangible assets

Licenses & software
£000s
Cost
At January 1, 2020	102
Additions	3
Translation adjustment	2
At December 31, 2020	107
At January 1, 2021	107
Additions	23
Translation adjustment	-
At December 31, 2021	130
Accumulated depreciation
At January 1, 2020	68
Charge for the year	20
Translation adjustment	2
At December 31, 2020	90
At January 1, 2021	90
Charge for the year	16
Translation adjustment	-
At December 31, 2021	106
Net book value
As at December 31 2020	17
As at December 31 2021	24

The intangible assets included above have finite useful lives estimated to be of 10–15 years from the date of acquisition, over which period they are amortised or written down if they are considered to be impaired. Internally generated patent costs are only recorded where they are expected to lead directly to near-term revenues, none have been capitalized to date.